Expense Example - Class A Shares Class R6 Shares Class Y Shares - Victory Integrity Small Mid-Cap Value Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years	Class Y 1 Year	Class Y 3 Years	Class Y 5 Years	Class Y 10 Years
USD ($)	684	1,018	1,374	2,376	85	295	523	1,177	90	309	545	1,224